UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Contrarian Capital Management, L.L.C.

Address:  411 West Putnam Avenue
          Suite 225
          Greenwich, CT 06830

13F File Number: 028-10718

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jon R. Bauer
Title:    Managing Member
Phone:    (203) 862-8200

Signature, Place and Date of Signing:


/s/ Jon R. Bauer              Greenwich, Connecticut          November 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  50

Form 13F Information Table Value Total: $428,836,678

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number          Name
---       --------------------          ----

1.        028-11156                     Contrarian Equity Fund, LP

                                                     FORM 13F INFORMATION TABLE
                                                         September 30, 2006
                               Title of                       Market                Sh/ Put/   Invstmt   Othr    Voting Authority
Security                       Class            Cusip         Value      Quantity   Prn Call   Discrtn   Mgrs   Sole  Shared  None
--------                       -----            -----         -----      --------   --------   -------   ----   ----  ------  ----
AMERIVEST PPTYS INC DEL        COM              03071L101    1,320,015      269,391 SH          Sole     None     X
BLOCKBUSTER INC                CL B             093679207    6,472,657    1,833,614 SH          Sole     None     X
CENTRAL FGHT LINES INC NEV     COM              153491105    3,224,415    1,499,728 SH         Defined    1             X
CHINA UNICOM LTD               SPONSORED ADR    16945R104    1,583,382      161,900 SH          Sole     None     X
COMPANIA ANONIMA NACIONL TEL   SPON ADR D       204421101    2,015,029      106,110 SH          Sole     None     X
COMCAST CORP NEW               CL A             20030N101   27,306,000      740,000 SH          Sole     None     X
CONSECO INC                    COM NEW          208464883    8,710,031      414,961 SH          Sole     None     X
DDI CORP*                      COM 0.0001 NEW   233162502   22,688,088    2,931,278 SH         Defined    1             X
ENDEAVOUR INTL CORP            COM              29259G101      442,200      165,000 SH          Sole     None     X
ESCHELON TELECOM INC           COM              296290109    1,408,046       82,875 SH          Sole     None     X
FIDELITY NATL TITLE GROUP IN   CL A             31620R105   12,993,439      619,916 SH          Sole     None     X
FOOT LOCKER INC                COM              344849104   15,730,750      623,000 SH         Defined    1             X
GMX RES INC                    COM              38011M108    5,409,941      172,346 SH         Defined    1             X
GATEWAY INC                    COM              367626108    2,791,796    1,477,141 SH         Defined    1             X
GENTEK INC                     COM NEW          37245X203    7,845,575      284,157 SH         Defined    1             X
HUDSON CITY BANCORP            COM              443683107    3,448,511      260,265 SH          Sole     None     X
INTEGRATED ALARM SVCS GROUP    COM              45890M109   12,550,083    3,217,970 SH         Defined    1             X
INTERNATIONAL COAL GRP INC N   COM              45928H106   46,557,424   11,032,565 SH         Defined    1             X
KB HOME                        COM              48666K109    1,377,422       31,448 SH          Sole     None     X
KOREA ELECTRIC PWR             SPONSORED ADR    500631106    1,970,640      100,800 SH          Sole     None     X
LIBERTY GLOBAL INC             COM SER A        530555101    3,849,906      149,569 SH          Sole     None     X
LIBERTY GLOBAL INC             COM SER C        530555309    3,801,201      151,684 SH          Sole     None     X
MI DEVS INC                    CL A SUB VTG     55304X104    7,823,191      214,628 SH          Sole     None     X
MOVIE GALLERY INC              COM              624581104    2,192,334    1,118,538 SH         Defined    1             X
NTL INC DEL                    COM              62941W101    2,225,125       87,500 SH          Sole     None     X
PARKER DRILLING CO             COM              701081101   14,543,892    2,054,222 SH         Defined    1             X
PIONEER NAT RES CO             COM              723787107   18,801,072      480,600 SH          Sole     None     X
PORTLAND GEN ELEC CO           COM NEW          736508847   27,121,170    1,111,068 SH          Sole     None     X
PXRE GROUP LTD                 COM              G73018106    1,734,520      421,000 SH          Sole     None     X
QSGI INC                       COM              74729D106    1,187,764      830,604 SH         Defined    1             X
QUEST RESOURCE CORP            COM NEW          748349305    1,669,440      188,000 SH          Sole     None     X
RADIOLOGIX INC                 COM              75040K109   15,296,600    3,824,150 SH         Defined    1             X
RITE AID CORP                  COM              767754104   15,711,210    3,460,619 SH          Sole     None     X
ROTECH HEALTHCARE INC          COM              778669101    6,059,443    5,049,536 SH         Defined    1             X
SK TELECOM LTD                 SPONSORED ADR    78440P108    1,932,934       81,800 SH          Sole     None     X
SALTON INC                     COM              795757103    5,943,200    2,584,000 SH         Defined    1             X
SEA CONTAINERS LTD             CL A             811371707    1,218,438    1,041,400 SH         Defined    1             X
SEARS HLDGS CORP               COM              812350106    2,864,749       18,121 SH          Sole     None     X
SPRINT NEXTEL CORP             COM FON          852061100      540,002       31,487 SH          Sole     None     X
STAR SCIENTIFIC INC            COM              85517P101      525,300      170,000 SH          Sole     None     X
TRM CORP                       COM              872636105    1,472,659      660,385 SH         Defined    1             X
TELE NORTE LESTE PART S A      SPON ADR PFD     879246106      425,010       31,000 SH          Sole     None     X
TERRA INDS INC                 COM              880915103   21,563,297    2,796,796 SH          Sole     None     X
TOLL BROTHERS INC              COM              889478103    7,864,506      280,075 SH          Sole     None     X
UAL CORP                       COM NEW          902549807   12,050,956      453,555 SH          Sole     None     X
USA MOBILITY INC               COM              90341G103   37,512,416    1,642,400 SH         Defined    1             X
U S G CORP                     COM NEW          903293405   22,381,632      475,800 SH          Sole     None     X
VERIZON COMMUNICATIONS         COM              92343V104       56,103        1,511 SH          Sole     None     X
WCI CMNTYS INC                 COM              92923C104    2,893,604      165,538 SH          Sole     None     X
WARREN RES INC                 COM              93564A100    1,729,560      142,000 SH          Sole     None     X
*    The increased position size from the Form 13F filed for the quarter ending on June 30, 2006 was due to the exercise of warrants, which were not included in that filing.

SK 01385 0001 720563